INCOME TAXES	6 Months Ended
Aug. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

Cayman Islands and British Virgin Islands

The Company and its subsidiary, TCX Holdings Limited, are domiciled in the Cayman Island and British Virgin Islands respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and its subsidiary do not accrue for income taxes.

Singapore

The subsidiary, Fast Track Events Pte. Ltd. is incorporated in Singapore and is subject to Singapore corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)

NOTE 13 – INCOME TAXES (Continued)

Significant components of the income taxes are as follows:

	For the Six Months Ended August 31,
	2025	2024
	$	$
Current income tax	-	-

	For the Six Months Ended August 31,
	2025	2024
	$	$
Loss before tax	(1,509,695)	(215,634)

Tax expense computed at tax rate of 17%	(256,648)	(36,658)
Reconciling items:
Non-taxable and non-deductible items	256,648	-
Changes in valuation allowance	456	36,658
	-	-

Significant components of deferred taxes are as follows:

	As of February 29, 2024	As of February 28, 2025	As of August 31, 2025
	$	$	$
Net operating loss carried forward	1,022,704	1,324,025	1,719,091
Deferred tax assets, gross	173,860	225,084	292,245
Valuation allowance	(173,860)	(225,084)	(292,245)
Deferred tax assets, net of valuation allowance	-	-	-

In assessing the realizability of deferred tax assets, management consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making the assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The Company concludes that it cannot reliably predict future profitability, and accordingly, unable to determine if it can derive future benefits from the deferred tax assets arising from the net operating loss carry forward.

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)